Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income (millions) ($)	Company Selected Measure (millions) ($) (6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
2022	15,452,138	16,037,507	3,993,018	3,930,345	218	105	808	4,660
2021	14,096,168	80,424,211	3,719,960	17,061,159	217	129	794	4,247
2020	12,595,105	14,851,875	3,207,410	3,623,304	104	123	267	3,605

Company Selected Measure Name	Contract Value (“CV”)
Named Executive Officers, Footnote [Text Block]
(1)    Mr. Hall was our PEO for each of the years presented.
(2)    During 2022, our non-PEO NEOs consisted of Messrs. Safian, Dawkins, Hensel and Kaufman and Ms. Kranich. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Safian, Dawkins and Kaufman and Ms. Kranich.

Peer Group Issuers, Footnote [Text Block]	(5) The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022, namely, the S&P 500 IT Services index. From 2021 to 2022, the Company’s peer group changed to this index, which better aligns with our peer companies. For years 2020 and 2021, the peer group consisted of the Dow Jones U.S. Business Support Services Index. The TSR of the Dow Jones U.S. Business Support Services Index in 2022 was 128.7.
PEO Total Compensation Amount	$ 15,452,138	$ 14,096,168	$ 12,595,105
PEO Actually Paid Compensation Amount	$ 16,037,507	80,424,211	14,851,875
Adjustment To PEO Compensation, Footnote [Text Block]	(3) “Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The Company does not have any pensions, so no adjustments have been recorded related to pension service. The tables below set forth each adjustment made during each year presented in the table to calculate the “compensation actually paid” to our NEOs during each year in the table:

Reconciliation of Summary Compensation Table Total Compensation to “Compensation Actually Paid” for PEO	2022	2021	2020
Summary Compensation Table Total Compensation	15,452,138	14,096,168	12,595,105
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(8,472,416)	(7,564,661)	(7,273,710)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for the covered fiscal year	(3,631,046)	(3,241,991)	(3,117,322)
Change in fair value of awards granted during year that remain outstanding as of covered year end	17,392,305	39,540,976	11,001,868
Change in fair value of awards granted during year that vested during covered year	—	—	—
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	1,064,562	36,805,545	1,863,381
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(5,768,036)	788,173	(217,447)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—
Compensation Actually Paid	16,037,507	80,424,211	14,851,875

Reconciliation of Summary Compensation Table Total Compensation to “Compensation Actually Paid” for Non-PEO NEO (Average)	2022	2021	2020
Summary Compensation Table Total Compensation	3,993,018	3,719,960	3,207,410
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(1,667,404)	(1,542,395)	(1,465,945)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for the covered fiscal year	(714,606)	(661,016)	(628,300)
Change in fair value of awards granted during year that remain outstanding as of covered year end	3,210,390	8,062,163	2,217,325
Change in fair value of awards granted during year that vested during covered year	—	—	—
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	209,062	7,247,948	336,070
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,100,115)	234,498	(43,256)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—
Compensation Actually Paid	3,930,345	17,061,159	3,623,304
(i)    The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value the SAR awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including remaining vesting periods, remaining expiration periods and SAR gain levels), dividend
	yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 3,993,018	3,719,960	3,207,410
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,930,345	17,061,159	3,623,304
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3) “Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The Company does not have any pensions, so no adjustments have been recorded related to pension service. The tables below set forth each adjustment made during each year presented in the table to calculate the “compensation actually paid” to our NEOs during each year in the table:

Reconciliation of Summary Compensation Table Total Compensation to “Compensation Actually Paid” for PEO	2022	2021	2020
Summary Compensation Table Total Compensation	15,452,138	14,096,168	12,595,105
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(8,472,416)	(7,564,661)	(7,273,710)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for the covered fiscal year	(3,631,046)	(3,241,991)	(3,117,322)
Change in fair value of awards granted during year that remain outstanding as of covered year end	17,392,305	39,540,976	11,001,868
Change in fair value of awards granted during year that vested during covered year	—	—	—
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	1,064,562	36,805,545	1,863,381
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(5,768,036)	788,173	(217,447)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—
Compensation Actually Paid	16,037,507	80,424,211	14,851,875

Reconciliation of Summary Compensation Table Total Compensation to “Compensation Actually Paid” for Non-PEO NEO (Average)	2022	2021	2020
Summary Compensation Table Total Compensation	3,993,018	3,719,960	3,207,410
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(1,667,404)	(1,542,395)	(1,465,945)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for the covered fiscal year	(714,606)	(661,016)	(628,300)
Change in fair value of awards granted during year that remain outstanding as of covered year end	3,210,390	8,062,163	2,217,325
Change in fair value of awards granted during year that vested during covered year	—	—	—
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	209,062	7,247,948	336,070
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,100,115)	234,498	(43,256)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—
Compensation Actually Paid	3,930,345	17,061,159	3,623,304
(i)    The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value the SAR awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including remaining vesting periods, remaining expiration periods and SAR gain levels), dividend
	yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graphs provide a comparison of the Company’s three-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay versus Performance Table with Company TSR, net income and CV (the Company-selected measure).
Compensation Actually Paid vs. Net Income [Text Block]	The following graphs provide a comparison of the Company’s three-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay versus Performance Table with Company TSR, net income and CV (the Company-selected measure).
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graphs provide a comparison of the Company’s three-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay versus Performance Table with Company TSR, net income and CV (the Company-selected measure).
Total Shareholder Return Vs Peer Group [Text Block]	The following graphs provide a comparison of the Company’s three-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay versus Performance Table with Company TSR, net income and CV (the Company-selected measure).
Tabular List [Table Text Block]
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance for the most recent fiscal year. For more information, see Compensation Discussion and Analysis.

Measure
Contract Value (CV)
Revenue
Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA)

Total Shareholder Return Amount	$ 218	217	104
Peer Group Total Shareholder Return Amount	105	129	123
Net Income (Loss)	$ 808,000,000	$ 794,000,000	$ 267,000,000
Company Selected Measure Amount	4,660,000,000	4,247,000,000	3,605,000,000
PEO Name	Mr. Hall	Mr. Hall	Mr. Hall
Additional 402(v) Disclosure [Text Block]	(4) Assumes $100 was invested in our common stock (with the reinvestment of all dividends) from December 31, 2019 to December 31, 2022.(6) Contract Value (“CV”) represents the dollar value attributable to all of our subscription-related contracts. It is calculated as the annualized value of contracts in effect at a specific point in time, without regard to the duration of the contract. CV primarily includes research deliverables for which revenue is recognized on a ratable basis and other deliverables (primarily conferences tickets) included with subscription-based research products for which revenue is recognized when the deliverable is utilized.
PEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,472,416)	$ (7,564,661)	$ (7,273,710)
PEO [Member] | Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,631,046)	(3,241,991)	(3,117,322)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,392,305	39,540,976	11,001,868
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,064,562	36,805,545	1,863,381
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,768,036)	788,173	(217,447)
PEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Contract Value (CV)
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA)
Non-PEO NEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,667,404)	(1,542,395)	(1,465,945)
Non-PEO NEO [Member] | Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(714,606)	(661,016)	(628,300)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,210,390	8,062,163	2,217,325
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	209,062	7,247,948	336,070
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,100,115)	234,498	(43,256)
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0